Long-term Investments	12 Months Ended
Dec. 31, 2024
Investment Company [Abstract]
Long-term Investments

1 0 .	Long-term investments

	Equity investments measured under measurement alternative	Equity Method	Investment accounted for at fair value	Equity investments measured under NAV practical expedient	Total
	RMB	RMB	RMB	RMB	RMB
Balances at January 1, 2022	34,695	33,949	840	3,517	73,001
Additions	—	10,000	—	—	10,000
Share of earnings/(loss) of an equity method investee	—	(2,200)	—	—	(2,200)
Fair value change	—	—	(109)	(2,675)	(2,784)
Exchange adjustments	—	—	77	211	288
Disposal	(1,000)	—	—	—	(1,000)

Balances at December 31, 2022	33,695	41,749	808	1,053	77,305

Balances at January 1, 2023	33,695	41,749	808	1,053	77,305
Share of earnings/(loss) of an equity method investee	—	417	—	—	417
Fair value change	—	—	—	(257)	(257)
Realized gain/(loss)	—	—	78	—	78
Exchange adjustments	—	—	(12)	31	19
Disposal	—	—	(874)	—	(874)

Balances at December 31, 2023	33,695	42,166	—	827	76,688

Balances at January 1, 2024	33,695	42,166	—	827	76,688
Share of earnings/(loss) of an equity method investee	—	1,535	—	—	1,535
Fair value change	—	—	—	62	62
Exchange adjustments	—	—	—	(153)	(153)
Distribution from and capital reduction of equity investees	—	(11,416)	—	—	(11,416)

Balances at December 31, 2024	33,695	32,285	—	736	66,716

Equity method
As of December
31
,
2022
,
2023
and
2024
, the Group’s investments accounted for under the equity method were RMB
41,749
, RMB
42,166
and RMB
32,285
, respectively. The Group applies the equity method of accounting to account for its equity investments over which it has significant influence but does not own a majority equity interests or otherwise control.
The amount represented the
49.26
% equity interest in a private equity fund, Nanjing Qiqian Alpha Equity Investment LLP
 (“Qiqian”),
49
% equity interest in a technology service company, Huibao Huipei,
49
% equity interest in a technology service company, Xiaoke,
47.62
% equity interest in a private equity fund, Shanghai Dewu Chuxing Investment Management Partnership (Limited Partnership).
Distribution from and capital reduction of equity investees represented the capital repayment and dividend distribution amounting to RMB9,925 and RMB909 from Qiqian
, respectively,

and dividend distribution amounting to RMB582 from Huibao Huipei during the year ended December 31, 2024.
Investment accounted for at fair value
The amount represented investment in Nayuki Holdings Ltd (“Nayuki”), which was accounted for at fair value and recognized the fair value change in its consolidated statements of comprehensive income/(loss). For the year ended December 31, 2022, the Group recognized a fair value loss of RMB
109
for the investment in the stock of Nayuki. In
March 2023
, the Group sold the stock of Nayuki and recognized investment gain of RMB
78
.

Equity investments measured under measurement alternative and NAV practical expedient
Equity investments without readily determinable fair values include investments in a private equity fund accounted for under NAV practical expedient, and investments in private companies accounted for under measurement alternative.
Investment in private equity funds over which the Group does not have the ability to exercise significant influence are accounted for under the NAV practical expedient. The amount represented the investment in private investment fund of Right Time SPC. The Group does not have the ability to exercise significant influence and elect to account for the investment under the NAV practical expedient. During the years ended December 31, 2022, 2023 and 2024, the Group recognized a fair value loss of RMB2,675, RMB257, and a fair value gain of RMB62, respectively.
As of December 31 2023 and 2024, the Group held investment in certain equity investments measured under measurement alternative. There were no impairment charges for the investments recorded for the years ended December 31, 2022, 2023 and 2024.